Cover	Sep. 06, 2023
Cover [Abstract]
Entity Registrant Name	1606 Corp.
Entity Central Index Key	0001877461
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Sep. 06, 2023
Entity Ex Transition Period	false
Entity Incorporation State Country Code	NV
Entity Tax Identification Number	86-1497346
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity File Number	000-56467
Entity Address Address Line 1	2425 E. Camelback Rd Suite 150
Entity Address City Or Town	Phoenix
Entity Address State Or Province	AZ
Entity Address Postal Zip Code	85016
City Area Code	602
Local Phone Number	481-1544